Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 27, 2019	Apr. 28, 2018
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	112,782,000	112,238,000
Treasury stock, shares	39,745,000	39,585,000